UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22457

Investment Company Act file number

Persimmon Growth Partners Fund, L.P.

(Exact name of registrant as specified in charter)

1777 Sentry Parkway West

Gwynedd Hall, Suite 102

Blue Bell, PA 19422

(Address of principal executive offices) (Zip code)

Gregory S. Horn

Persimmon Capital Management, LP

1777 Sentry Parkway West

Gwynedd Hall, Suite 102

Blue Bell, PA 19422

(Name and address of agent for Service)

Registrant's telephone number, including area code: (877) 502-6840

Date of fiscal year end: March 31

Date of reporting period: March 31, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

PERSIMMON GROWTH

PARTNERS FUND, L.P.

FINANCIAL STATEMENTS

With Report of Independent Registered Public Accounting Firm

MARCH 31, 2013

(In Liquidation)

PERSIMMON GROWTH PARTNERS FUND, L.P.

(In Liquidation)

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (484) 572-0500.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (484) 572-0500, and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (484) 572-0500, and on the Commission’s website at http://www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the General Partner and Board of Directors of

Persimmon Growth Partners Fund, L.P.

We have audited the accompanying statement of assets and liabilities of Persimmon Growth Partners Fund, L.P. (the “Partnership”) as of March 31, 2013, and the related statements of operations, and cash flows for the year then ended, and the statement of changes in net assets, and the financial highlights for the years ended March 31, 2013 and 2012. The financial statements and financial highlights are the responsibility of the Partnership’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the year ended March 31, 2011, the period from January 1, 2010 to March 31, 2010 and each of the years in the two year period ended December 31, 2009 were audited by another independent registered public accounting firm whose report dated May 31, 2011 expressed an unqualified opinion.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Partnership is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Partnership’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments as of March 31, 2013 by correspondence with underlying fund advisors. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Persimmon Growth Partners Fund, L.P. as of March 31, 2013, and the results of its operations and its cash flows for the year then ended, and changes in its net assets and financial highlights for the years ended March 31, 2013 and 2012, in conformity with accounting principles generally accepted in the United States of America.

As described in Note A, the Board of Directors has elected to terminate operations of the Partnership effective as of March 31, 2013.

New York, New York

May 30, 2013

PERSIMMON GROWTH PARTNERS FUND, L.P.

Statement of Assets and Liabilities

(In Liquidation)

March 31, 2013

ASSETS

Cash and cash equivalents	$824,498
Redemptions receivable from investments in Investment Funds	488,116
Receivables from related parties	376,167
Other assets	6,284

1,695,065

LIABILITIES

Partner withdrawals payable	1,656,799
Professional fees payable	26,500
Administration fees payable	10,934
Custody fees payable	832

1,695,065

NET ASSETS	$-

COMPONENTS OF NET ASSETS

Net capital redemptions	$(8,351,757)
Accumulated net investment loss	(7,165,014)
Accumulated net realized gain	15,516,771

$-

See notes to financial statements

2

PERSIMMON GROWTH PARTNERS FUND, L.P.

Statement of Operations

(In Liquidation)

Year Ended March 31, 2013

Investment income:
Interest and dividend income	$1,281

Expenses:
Management fees	237,667
Professional fees	73,255
Administration fees	52,440
Line-of-credit facility fees	23,198
Interest expense	17,709
Other	16,024
Custody fees	15,000
Insurance expense	12,466
Board of Directors fees	5,099

Total expenses	452,858

Net investment loss	(451,577)

Realized and unrealized gain on investments:
Net realized gain on investments in Investment Funds	6,231,942
Net realized loss on investments in common stock	(27,507)
Net change in unrealized appreciation on investments in Investment Funds	(5,487,685)
Net change in unrealized depreciation on investments in common stock	22,454

Net realized and unrealized gain on investments	739,204

Net increase in net assets resulting from operations	$287,627

See notes to financial statements

3

PERSIMMON GROWTH PARTNERS FUND, L.P.

Statements of Changes in Net Assets

(In Liquidation)

	Year Ended March 31
	2013	2012

Operations:
Net investment loss	$(451,577)	$(639,479)
Net realized gain (loss) from investments in Investment Funds	6,231,942	(911,791)
Net realized loss from investments in common stock	(27,507)	-
Net change in unrealized appreciation on investments in Investment Funds	(5,487,685)	(1,203,721)
Net change in unrealized depreciation on investments in common stock	22,454	(22,454)

Net increase (decrease) in net assets resulting from operations	287,627	(2,777,445)

Decrease in net assets resulting from capital transactions:
Contributions	1,634,057	2,265,000
Withdrawals	(34,991,829)	(4,483,365)

Net decrease in net assets resulting from capital transactions	(33,357,772)	(2,218,365)

Decrease in net assets	(33,070,145)	(4,995,810)

Net assets at beginning of year	33,070,145	38,065,955

Net assets at end of year (including accumulated net investment loss of $7,165,014 in 2013 and $6,713,438 in 2012)	$-	$33,070,145

See notes to financial statements

4

PERSIMMON GROWTH PARTNERS FUND, L.P.

Statement of Cash Flows

(In Liquidation)

Year Ended March 31, 2013

Cash flows from operating activities:
Net increase in net assets resulting from operations	$287,627
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net realized gain on investments in Investment Funds	(6,231,942)
Net realized loss on investments in common stock	27,507
Net change in unrealized appreciation on investments in Investment Funds	5,487,685
Net change in unrealized depreciation on investments in common stock	(22,454)
Purchases of Investment Funds	(13,222,083)
Proceeds from redemptions of Investment Funds	48,831,564
Proceeds from sale of common stock	2,166
Increase in receivable from related parties	(376,167)
Decrease in other assets	292
Increase (decrease) in operating liabilities:
Management fees payable	(90,859)
Professional fees payable	(7,000)
Board of Directors fees payable	(3,000)
Administration fees payable	1,429
Custody fees payable	(1,168)
Other payable	(1,000)

Net cash provided by operating activities	34,682,597

Cash flows from financing activities:
Withdrawals paid	(35,112,727)
Payments on borrowings on line-of-credit, net	(2,025,000)

Net cash used in financing activities	(37,137,727)

Net decrease in cash and cash equivalents	(2,455,130)

Cash and cash equivalents at beginning of year	3,279,628

Cash and cash equivalents at end of year	$824,498

Supplemental disclosure of cash flow information:
Cash paid during the year for interest	$17,709

Supplemental disclosure of noncash financing activities:
Decrease in partner withdrawals payable	(1,754,955)
Decrease in receivable from Investment Funds	(190,777)
Noncash contributions	(1,634,057)
Noncash withdrawals	1,634,057

See notes to financial statements

5

PERSIMMON GROWTH PARTNERS FUND, L.P.

Financial Highlights

(In Liquidation)

	Year Ended March 31			Period from January 1, 2010 to	Year Ended December 31
	2013	2012	2011	March 31, 2010 *	2009	2008

Net assets at end of period	$-	$33,070,145	$38,065,955	$29,009,249	$26,737,829	$27,053,789

Ratio of net investment loss to average net assets (a)(b)	(1.83)%	(1.71)%	(2.39)%	(2.34)%	(2.48)%	(2.34)%

Ratio of expenses to average net assets (a)(b)	1.84%	1.72%	2.39%	2.34%	2.49%	2.37%

Portfolio turnover	54.83%	26.57%	14.76%	17.51%	40.70%	34.58%

Total return (c)	(0.01)%	(6.81)%	10.50%	3.37%	18.56%	(32.41)%

*	The portfolio turnover and total return ratios have not been annualized for the period.
(a)	The ratio does not reflect the Partnership's proportionate share of the net income (loss) and expenses, including incentive fees or allocation, of the Investment Funds.
(b)	Average net assets is determined using net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	Total returns are calculated by geometrically linking returns based on the change in value during each accounting period. An individual partner's return may vary from these returns based on the timing of contributions and withdrawals.

See notes to financial statements

6

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements

(In Liquidation)

March 31, 2013

Note A - Termination of Operations

On September 21, 2012, the Board of Directors of Persimmon Growth Partners Fund, L.P. (the “Partnership” or “LP Fund”) elected to terminate operations of the Partnership and authorized the compulsory tender offer of the interests of all limited partners in the LP Fund effective December 31, 2012, and incepted the liquidation of the LP Fund. The Partnership plans to complete the distribution of the assets by June 14, 2013. Following completion of the tender offer, the LP Fund ceased operations and de-registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Consequently, all remaining Partnership capital was reclassified to Partnership interest redeemed payable as of March 31, 2013. The General Partner does not anticipate substantial costs to be incurred as a result of the LP Fund’s liquidation. The Partnership filed Form N-8F, Application for Deregistration, on March 11, 2013.

Note B - Organization and Investment Objective

Persimmon Growth Partners Fund, L.P. commenced operations during January 2004. Persimmon GP, LLC (the “General Partner”) is responsible for the Partnership’s operations. Persimmon Capital Management, L.P. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended, manages and invests the assets of the Partnership.

The Partnership's Adviser and General Partner adopted a plan of reorganization (the "Plan"), registering the Persimmon Growth Partners Fund, L.P. under the 1940 Act as a nondiversified investment company effective September 1, 2010. The Plan was approved by the underlying Partnership’s investors and an independent Board of Directors (the “Board”). Under the Plan, the Partnership became a master fund, and a feeder fund, Persimmon Growth Partners Investor Fund (the “Fund”), was created to allow an unlimited number of accredited investors to invest at a reduced minimum investment of $50,000. Certain other terms and conditions, such as management fee charges and investor liquidity provisions, were modified. Both the Partnership and the Fund have a fiscal year-end date of March 31. Prior to the approval of the Plan, the Partnership's fiscal year-end was December 31.

The Fund, also registered under the Investment Company Act of 1940 as a nondiversified investment company, has the same investment objective and substantially the same investment policies as the Partnership (except that the Fund pursues its investment objective by investing substantially all of its assets in the Partnership).

The principal investment objective of the Partnership is to achieve long-term appreciation of partners’ capital by investing in various hedge fund limited partnerships and other pooled investment vehicles managed by experienced investment managers (the “Investment Funds”). To achieve their investment objective, certain of the Investment Funds may invest in securities, including private company holdings that are not readily marketable or otherwise involve special consideration, including, but not limited to, regulatory or other legal restrictions.

7

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements

(In Liquidation)

March 31, 2013

Note C - Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and include the following significant accounting policies:

[1]	Investment valuation:

Investments in Investment Funds are carried at fair value, as determined by the Adviser based on information provided by the underlying funds’ professional managers. Fair value is an estimate of the exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). In determining fair value, the Adviser utilizes the valuation reflected on the financial statements and other financial reports of the underlying Investment Funds. The Investment Funds value securities and other financial instruments at market prices, when possible, or at fair value determined by the respective fund’s general partner or manager when no market value is determinable. The estimated fair values of certain of the investments of the Investment Funds, which may include derivatives and other securities for which prices are not readily available, may not reflect amounts that could be realized upon immediate sale, nor amounts that may be ultimately realized. Accordingly, the estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and differences could be material.

The LP Fund’s Administrator will calculate the net asset value as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Standard Time) on the last business day of each accounting period (defined below), unless the calculation of the net asset value has been suspended. The LP Fund will value interests in the Investment Funds at fair value, which ordinarily will be the value determined by their respective investment managers in accordance with procedures established by the Board of Directors. Pursuant to these procedures, the Board may appoint persons to assist it in determining fair value and to make the actual calculations under the Board’s direction, e.g., through the establishment of a valuation committee. Employees of the Adviser and Administrator comprise the LP Fund’s Valuation Committee. The Valuation Committee is responsible for reporting to the Board fair valuations of securities. The net asset value for the LP Fund is comprised of the net asset value of the Investment Funds in which the LP Fund invests, less the expenses and liabilities of the LP Fund, and other assets in which the LP Fund invests. Special situations affecting the calculation of net asset value may arise from time to time. Generally, the LP Fund, the Adviser and the Administrator will not be able to examine or verify the valuations provided by the Investment Funds. Absent bad faith or manifest error, the determination of net asset value of the LP Fund is conclusive and binding on all investors. The term “Accounting Period” means the following periods: the initial Accounting Period will begin upon the initial opening of the LP Fund and each subsequent Accounting Period will begin immediately after the close of the immediately preceding Accounting Period. Each Accounting Period will close at the close of business on the first to occur of (i) the date immediately prior to the effective date of the admission of a new Partner and/or an increase in a Partner’s capital contribution; (ii) the effective date of any withdrawal by a Partner; (iii) the date when the LP Fund dissolves and/or terminates; (iv) the last business day of each month; (v) at such other time as may be required by governmental rules and regulations imposed upon the General Partner, the Adviser or the LP Fund; or, (vi) at such other time as the General Partner determines, in its sole and absolute discretion. Situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the LP Fund's net asset value if the judgments of the Board, the General Partner, the Adviser, or investment managers to the Investment Funds should prove incorrect. Managers to the Investment Funds only provide determinations of the net asset value of Investment Funds on a weekly or monthly basis, therefore, it will not be possible to determine the net asset value of the Fund more frequently. The interests in the Investment Funds in which the LP Fund invests or plans to invest are generally illiquid. The LP Fund may not be able to dispose of Investment Fund interests that it has purchased.

8

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements

(In Liquidation)

March 31, 2013

Note C - Summary of Significant Accounting Policies (continued)

[1]	Investment valuation (continued):

The Investment Funds generally charge the Partnership an asset-based fee and may charge the Partnership a performance-based fee. Currently, the asset-based fees range from 0.0% to 3.5% of net assets annually, and the performance-based fees, where they are charged, range from 0.0% to 30% of any increase in net assets resulting from operations. Performance-based fees are generally subject to a loss carry forward or high water mark and may be subject to a hurdle or preferred rate of return.

[2]	Cash and cash equivalents:

Cash and cash equivalents include amounts held in a bank checking account, money market funds and highly liquid investments with maturities of ninety days or less when purchased. The Partnership is at risk to the extent it maintains balances in excess of federally insured limits.

[3]	Investment transactions:

Investment transactions are recorded on the trade date. Gains or losses from Investment Funds are reflected as net realized gain/loss and net change in unrealized appreciation/depreciation on investments in Investment Funds and common stock in the statement of operations. Proceeds received from the Investment Funds are accounted for as a reduction in cost, and any proceeds received above or below the apportioned cost basis result in a realized gain or loss, respectively.

[4]	Investment income and expense:

Interest income and expense are recorded on the accrual basis. Other expenses are recorded on the accrual basis as incurred. Dividend income is recorded on the ex-dividend date.

[5]	Income taxes:

The Partnership’s year-end for income tax purposes is December 31. No provision has been made in the financial statements for federal or state income taxes because the Partnership is not subject to income taxes. The Partnership’s income and losses are includable in the tax returns of its partners. The Partnership may, however, be required to file returns and pay tax in various state and local jurisdictions as a result of its operations and the residency of its partners.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Partnership is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Partnership recognizes accrued interest and penalties associated with uncertain tax positions as part of Partnership expenses. The General Partner has determined that there are no uncertain tax positions currently and for the prior three tax years. Therefore, there was no income tax related interest and penalties recorded for the year ended March 31, 2013. The income tax returns of the Partnership for the years ended December 31, 2009, 2010, 2011 and 2012 (when filed) are or will be subject to examination by the Internal Revenue Service and state taxing authorities, generally for three years after they are filed.

9

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements

(In Liquidation)

March 31, 2013

Note C - Summary of Significant Accounting Policies (continued)

[5]	Income taxes (continued):

The cost of the Investment Funds for federal tax purposes is based on amounts reported to the Partnership on Schedule K-1 of the Investment Funds. As of March 31, 2013, the Partnership has not yet received information to determine the current tax cost of the Investment Funds. Based on the amounts reported to the Partnership on Schedule K-1 as of December 31, 2011, and after adjustment for purchases and sales between December 31, 2011 and March 31, 2013, there is no estimated cost of the Investment Funds as of March 31, 2013 for federal tax purposes.

[6]	Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

[7]	New accounting pronouncements:

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 amends Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures ("ASC 820") by: (1) clarifying that certain concepts related to measuring the fair value apply only to nonfinancial assets; (2) allowing a reporting entity to measure the fair value of a net asset or net liability position in a manner consistent with how market participants would price the position; (3) providing a framework for selecting a premium or discount that may be applied in a fair value measurement; (4) providing that an instrument classified in a reporting entity's shareholders' equity may be fair valued based on how a market participant would price the identical instrument; and (5) expanding the qualitative and quantitative fair value disclosure requirements. These amendments are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The LP Fund has adopted ASU 2011-04 and has determined that it has had no material effect on the LP Fund’s financial condition and results of operations.

Note D - Fair Value Measurements and Investment Transactions

U.S. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e. the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that the Partnership has the ability to access at the measurement date.

Level 2 - Inputs other than quoted market prices that are observable, either directly or indirectly, and reasonably available. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the Partnership.

10

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements

(In Liquidation)

March 31, 2013

Note D - Fair Value Measurements and Investment Transactions (continued)

Level 3 - Inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Partnership’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 3 assets and liabilities require greater judgment than Level 1 or Level 2 assets and liabilities.

Depending on the redemption options available, it may be possible that the reported net asset value (“NAV”) represents fair value of investments in Investment Funds based on observable data such as ongoing redemption and/or subscription activity. Specifically, if the Partnership had the ability at the statement of assets and liabilities date to redeem within three months with no redemption suspensions, lockups or other restrictions, the NAV is considered as a Level 2 input. However, certain Investment Funds may provide the manager with the ability to suspend or postpone redemption for a period of time (a “gate”), or a “lock-in” period upon initial subscription, within which period the Partnership may not redeem without incurring a penalty. In the case of the imposition of a gate, if a “lock-in period” in excess of three months is remaining at the statement of assets and liabilities date, or if the Partnership may not redeem its holding in the Investment Fund within three months or less, the interest is generally classified as Level 3.

The following table includes a roll-forward of the amounts for the year ended March 31, 2013, for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Investments in
	Investment Funds			Securities
	Event	Long/Short	Special	Common
	Driven	Equity	Situations	Stock	Total

Balance as of April 1, 2012	$2,313,714	$8,540,954	$245,547	$7,219	$11,107,434
Net realized gain on investments in Investment Funds	1,742,439	2,195,547	(1,542,069)	(27,507)	2,368,410
Net change in unrealized appreciation on investments	(1,607,036)	(2,436,904)	1,364,053	22,454	(2,657,433)
Purchases	805,931	410,260	5,892	-	1,222,083
Redemptions	(3,255,048)	(8,709,857)	(73,423)	(2,166)	(12,040,494)

Balance as of March 31, 2013	$-	$-	$-	$-	$-

11

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements

(In Liquidation)

March 31, 2013

Note E - Partnership Agreement and Related Party Transactions

Changes in net assets resulting from operations are allocated to the limited partners in accordance with each partner’s ownership percentage.

Capital contributions to the Partnership may be made at the beginning of any month.

The Partnership’s Board may, from time to time and in its sole discretion, cause the Partnership to repurchase interests (“Interests”) from limited partners pursuant to written tenders by limited partners at times and on terms and conditions as the Board establishes. In determining whether the Partnership should offer to repurchase Interests, the Board will consider the recommendation of the General Partner. The General Partner generally recommends to the Board that the Partnership offer to repurchase Interests from limited partners four times each year.

Each limited partner’s initial investment in the Partnership is subject to a minimum of a one-year “lock up” period during which time the limited partner will not be able to participate in any repurchase of Interests by the Partnership or otherwise transfer his or her Interests.

The Partnership’s Board has overall responsibility for the management and supervision of the operations of the Partnership, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Partnership’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Partnership as are customarily exercised by directors of an investment company registered under the Investment Company Act of 1940 organized as a corporation. The Board has engaged the Adviser to provide investment advice regarding the selection of Investment Funds and the General Partner to manage the day-to-day operations of the Partnership.

The Board is comprised of three directors who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Partnership (the “Independent Directors”) and one director who is an “interested person” (the "Interested Director"). The Independent Directors each receive meeting fees of $1,000 per meeting attended in person or $500 in the case of meetings attended by telephone. The Interested director does not receive fees for committee meetings and does not receive annual or other fees from the Partnership. All directors are reimbursed by the Partnership for their reasonable out-of-pocket expenses. The Partnership incurred $5,099 of meeting fees for the year ended March 31, 2013, of which none was payable as of March 31, 2013. Due to the liquidation of the LP Fund and the subsequent application for deregistration, the Board resigned, effective December 31, 2012.

Pursuant to the terms of the partnership agreement effective August 24, 2010, the Adviser receives a quarterly management fee equal to 0.25 percent of the Partnership’s net assets as of the last business day of the calendar quarter for its management services (1.00 percent per annum).

During the year ended March 31, 2013, the Adviser earned management fees of $237,667, none of which was payable as of March 31, 2013. As of March 31, 2013, there is a receivable due from the Adviser for $20,525.

The Partnership is responsible for ongoing operating expenses, such as audit, accounting, legal and regulatory costs, and the General Partner’s due diligence expenses in selecting and monitoring professional managers.

Effective March 31, 2013, the investment in Libra Fund Trust was sold to Persimmon Absolute Return Master Fund, L.P., resulting in a receivable due from Persimmon Absolute Return Master Fund, L.P. in the amount of $355,642.

12

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements

(In Liquidation)

March 31, 2013

Note F - Financial Instruments and Risks

Each of the Investment Funds in which the Partnership has invested has the right to temporarily restrict withdrawals/redemptions for periods of time. Any such restrictions may restrict the Partnership’s ability to satisfy future withdrawal requests.

As of March 31, 2013, the Partnership had no unrecorded direct commitments to purchase or sell securities, financial instruments or commodities. The Partnership may have indirect commitments that arise through positions held by the Investment Funds in which the Partnership invests, directly and indirectly. These Investment Funds utilize a variety of financial instruments in their trading strategies, including, but not limited to, equity and debt securities of U.S. and foreign issuers, options and futures, forwards and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk.

Market risk is the risk of potential adverse changes to the value of the financial instruments and their derivatives because of changes in market conditions such as, but not limited to, interest and currency rate movements and volatility in commodity or security prices.

Credit risk is the risk of the potential inability of counterparties to perform under the terms of the contracts. These contracts may be in excess of the amounts recorded in each Investment Fund’s respective balance sheet. The Partnership is also exposed to potential credit risk through its cash held at financial institutions. The Partnership seeks to mitigate its exposure to this credit risk by placing its cash with major institutions.

In addition, the Investment Funds may sell securities not yet purchased, whereby a liability is created for the repurchase of the securities at prevailing prices. The ultimate obligation to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on the Investment Funds’ respective balance sheets. However, as a limited partner/shareholder in these Investment Funds, the Partnership has financial risk limited to the fair value of its investments, which is reflected on the statement of assets and liabilities.

Under certain circumstances, withdrawals from an Investment Fund may be limited or suspended (in whole or in part) as deemed necessary by the Investment Fund’s investment manager. Substantial requests for withdrawals from an Investment Fund could cause the Investment Fund to liquidate positions sooner than would otherwise be desirable which could adversely affect the performance of the Investment Fund. In addition, regardless of the period of time in which withdrawals occur, the resulting reduction in an Investment Fund’s net assets could make it more difficult for an Investment Fund to diversify its holdings and achieve its investment objectives.

Borrowings under credit agreements are typically secured by the Partnership’s investments. Under certain circumstances, a lender may demand an increase in the collateral that secures the Partnership’s obligations and if the Partnership is unable to provide additional collateral, the lender could liquidate assets held in the account to satisfy the Partnership’s obligations to the lender. Liquidation in that manner could have adverse consequences. In addition, the amount of the Partnership’s borrowings and the interest rate on those borrowings, which will fluctuate, could have a significant effect on the Partnership’s profitability.

While the use of certain forms of leverage, including margin borrowing, can substantially improve the return of invested capital, such use may also increase the adverse impact to which the portfolio of the Partnership may be subject.

13

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements

(In Liquidation)

March 31, 2013

Note G - Line-of-Credit

The Partnership had a credit agreement with the Royal Bank of Canada providing the Partnership with $5,000,000 of available credit, secured by the majority of the Partnership’s investments. The agreement terminated on January 7, 2013. During the year ended March 31, 2013, the maximum outstanding loan balance was $4,325,000, the average daily loan balance was $860,000, and the weighted average rate of interest was 2.06%. During the year ended March 31, 2012, the maximum outstanding loan balance was $4,435,000, the average daily loan balance was $201,548, and the weighted average rate of interest was 1.94%. The line-of-credit facility rate is .6% per annum, payable monthly, based on the maximum amount of the commitment. During the year ended March 31, 2013, the Partnership paid $23,198 in line-of-credit facility fees.

Note H - Indemnifications

In the normal course of business, the Partnership enters into contracts that provide general indemnifications. The Partnership’s maximum exposure under these agreements is dependent on future claims that may be made against the Partnership and, therefore, cannot be established.

Note I - Administrator

JD Clark & Company (the “Administrator”) is the administrator for the Partnership. For its services, the Administrator receives a monthly fee based upon the net assets of the Partnership. The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation.

14

PERSIMMON GROWTH PARTNERS FUND, L.P.

Board of Directors (Unaudited)

(In Liquidation)

March 31, 2013

The identity of the Directors and brief biographical information regarding each Director is set forth below. Unless otherwise noted, the business address of each Director is 1777 Sentry Parkway West, Gwynedd Hall, Suite 102, Blue Bell, PA 19422.

Independent Directors*:

Name, (Age) and Address	Position(s) Held with Partnership	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director or Nominee
Robert Fesnak (57)	Director	Term: Indefinite Length: Since inception	Principal, Fesnak & Associates	2	Eagle National Bank
Joseph Rindler, Jr. (69)	Director	Term: Indefinite Length: Since inception	Advisor to the Board of GGCP; major shareholder of GAMCO Investors, Inc.	2	None
Michael J. Maher, Jr. (45)	Director	Term: Indefinite Length: Since inception	President, Valley Forge Financial Group	2	None

Interested Director*:

Name, (Age) and Address	Position(s) Held with Partnership	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director or Nominee
Gregory S. Horn (53)	Managing Director and General Partner	Term: Indefinite Length: Since inception	President and Managing Director of Persimmon Capital Management, L.P.	2	AlphaHedge Capital Partners, LLC

Mr. Horn is an Interested Director by virtue of his indirect interest in the Partnership's Adviser, Persimmon Capital Management, L.P.

The Statement of Additional Information for the Partnership includes additional information about the Directors and is available, without charge, upon request, by calling (877) 502-6840.

*Due to the liquidation of the LP Fund, the Board of Directors resigned, effective December 31, 2012.

15

PERSIMMON GROWTH PARTNERS FUND, L.P.

Partnership Management (Unaudited)

(In Liquidation)

March 31, 2013

Set forth below are the names, dates of birth, position with the Partnership, length of term of office and principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Partnership. The business address of Mr. Horn is 1777 Sentry Parkway West, Gwynedd Hall, Suite 102, Blue Bell, PA 19422. The business address of Mr. Cipperman is 500 East Swedesford Road, Suite 104, Wayne, PA 19087.

Partnership Officers:

Name, Date of Birth	Position(s) Held With Partnership	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Officer
Gregory S. Horn, 6/13/59	President	Term: Indefinite Length: Since inception	President, and Managing Director of Persimmon Capital Management, L.P.	AlphaHedge Capital Partners, LLC
Todd Cipperman, 2/14/66	Secretary	Term: Indefinite Length: Since March 2011	Founder and Principal, Cipperman & Company/Cipperman Compliance Services	None

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2013, there were no amendments to a provision of the code of ethics that relates to any element of code of ethics definition enumerated in paragraph (b) of this Item, nor were there any waivers granted, including an implicit waiver, from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the Registrant has determined that Robert Fesnak possesses the technical attributes identified in Item 3(b) to Form N-CSR to qualify as an "audit committee financial expert", and has designated Mr. Fesnak as the Audit Committee's financial expert. Mr. Fesnak is an "independent" Director pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended March 31, 2012 and March 31, 2013 were $25,000 and $25,000, respectively.

(b) Audit-Related Fees

There were no assurance and related services provided by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under Item 4(a) for the fiscal years ended March 31, 2012 and March 31, 2013.

(c) Tax Fees

There were no professional services provided by the principal accountant to the Registrant for tax compliance, tax advice, and tax planning for the fiscal years ended March 31, 2012 and March 31, 2013.

(d) All Other Fees

The principal accountant billed no other fees for products and services provided to the Registrant, other than the services reported in Items 4(a)-(c), during the fiscal years ended March 31, 2012 and March 31, 2013.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre- approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) The percentage of services described in each of the paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X was 0%.

(f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant's full time, permanent employees was 0%.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2013, were $0 and $0, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2012, were $0 and $0, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to investors filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members, as of March 31, 2013.

The Registrant’s underlying hedge fund investments were liquidated as of December 31, 2012 pursuant to a Board-approved liquidation of the Registrant. During the first quarter 2013, the Registrant held only holdbacks for the funds that were redeemed by shareholders and one residual security position that was sold at the end of March 2013.

Mr. Gregory S. Horn, Mr. Todd E. Dawes and Mr. Shawn Gibson are the portfolio managers (the "Portfolio Managers") primarily responsible for the day-to-day management of Persimmon Growth Partners Fund, L.P. (the "Fund"), subject to such policies as may be adopted by the Board of Directors. Mr. Horn has been a Portfolio Manager of the Fund since its inception in January 2004, Mr. Dawes has been the Fund's Portfolio Manager since 2006 and Mr. Gibson has been the Fund’s Portfolio Manager since 2011. From its inception to September 2010, the Fund operated as an unregistered hedge fund pursuant to Section 3(c)(1) under the Investment Company Act of 1940. The Fund commenced operations as a registered, closed-end management investment company on September 1, 2010.

Mr. Horn founded Persimmon Capital Management ("PCM") in December of 1998 and serves as the managing director and head of the Investment Committee. Prior to the formation of Persimmon Capital Management, Mr. Horn was the CEO and founder of Persimmon Research Partners, Inc., an investment research and operations platform firm doing business as ADVISORport, Inc. ADVISORport was formed to provide research on third-party money managers and mutual funds and deliver operational infrastructure to other registered investment advisory firms and large financial services organizations. The firm was sold to PFPC Worldwide, Inc., a division of PNC Financial in 2003. Mr. Horn continued to manage the business and remained on the board through 2005. Prior to ADVISORport, he was the President and co-founder of Ashbridge Investment Management, Inc., where he developed all facets of the investment consulting capacity for a family holding company, where assets under supervision in 1998 reached nearly $1 billion. Prior to Ashbridge, Mr. Horn was a Vice President of Mellon Bank, heading the Personal and Family division of Mellon Private Capital Management, the high net worth group within Mellon’s Trust Department. Prior to Mellon, Mr. Horn was employed at Mid-Atlantic Companies where he headed the asset management group. Previous to Mid-Atlantic Companies, Mr. Horn was a Vice President for the real estate investment banking arm of American Express.

Mr. Dawes is responsible for due diligence on hedge fund strategies for PCM. Additionally, Mr. Dawes conducts manager due diligence on traditional long-only investment managers. Mr. Dawes is a voting member of the investment committee and risk management committee. Prior to joining Persimmon, Mr. Dawes was Head of Research at ADVISORport, Inc. (now known as PNC Managed Investments, Inc.) where he was head of the investment committee, directed the investment manager research and due diligence process and managed a team of five analysts. Prior to ADVISORport, he worked at CMS Investment Resources in Philadelphia, providing manager due diligence and statistical research for the Alternative Investments Division. Prior to CMS, Mr. Dawes was Vice President of Operations for a glazing and architectural metal contractor in Detroit, Michigan. He holds a B.S. in Investment Finance from Wayne State University and an MBA from the University of Notre Dame Mendoza College of Business. Mr. Dawes has successfully passed the Series 65, 66, and 7 exams.

Mr. Gibson, Partner, Senior Vice President, is responsible for due diligence on hedge fund strategies and other investment strategies for PCM.  Mr. Gibson is a voting member of the investment committee and risk management committee.  Prior to joining Persimmon, Mr. Gibson was the President and Founder of Gibson Volatility Management ("GVM"), a boutique investment advisor focused on managing option-based investment strategies designed to capture more equity upside than downside over a full market cycle. Prior to starting GVM, Mr. Gibson co-founded Park Ridge Asset Management, a boutique RIA designed to deliver sophisticated traditional and alternative investment solutions to high net worth and institutional investors. Mr. Gibson was formerly the Director of the Alternative Investments platform for BB&T Asset Management ("BB&T"). In this role, Mr. Gibson developed and led the platform of various alternative investment strategies used by BB&T to improve portfolio diversification and manage portfolio risk. Previously, Mr. Gibson headed up the Equity Derivatives Group for Scott & Stringfellow, another BB&T affiliate, and was a market-maker and risk manager for one of the largest international options trading firms in the country in San Francisco, CA and Greenwich, CT. Mr. Gibson graduated with a B.S. in Commerce from the University of Virginia.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member.  As of March 31, 2013, Messrs. Horn, Dawes and Gibson managed the following accounts, other than the Fund:

Registered Investment
Companies Managed		Other Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
1	$27,000,000	4	$42,000,000	0	$0

Registered Investment
Companies Managed		Other Pooled Vehicles Managed		Other Accounts Managed

			Total Assets		Total Assets
Number with	Total Assets	Number with	with	Number with	With
Performance-	with Performance-	Performance-	Performance-	Performance-	Performance-
Based Advisory	Based Advisory	Based Advisory	Based Advisory	Based Advisory	Based Advisory
Fees	Fees	Fees	Fees	Fees	Fees
0	$0	0	$0	0	$0

Potential Material Conflicts of Interest

Messrs. Horn, Dawes and Gibson are responsible for managing other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. These other pooled investment vehicles may have materially higher, lower or different fee arrangements than the Fund. The side-by-side management of these pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. Messrs. Horn, Dawes and Gibson have a fiduciary responsibility to manage all client accounts in a fair and equitable manner, and seek to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Fund’s adviser, PCM, has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of March 31, 2013:

The Portfolio Managers of the Fund are compensated by PCM and not the Funds and are paid a fixed annual base salary, a discretionary bonus based on the financial performance of PCM, and share in the profits of PCM through their pro rata equity ownership in PCM.  No compensation is tied to the performance of the Funds.

(a)(4) Equity Securities Beneficially Owned by Portfolio Manager(s)

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund as of March 31, 2013:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Gregory S. Horn	$0
Todd E. Dawes	$0
Shawn Gibson	$0

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which investors may recommend nominees to the Registrant's board of directors that would require disclosure.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Code of Ethics (see Exhibit 1)

(a) (2)	Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Persimmon Growth Partners Fund, L.P.

By (Signature and Title):                     /s/ Gregory S. Horn

Gregory S. Horn, President (principal executive officer)

Date: June 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):                     /s/ Gregory S. Horn

Gregory S. Horn, President

(principal executive officer)

Date: June 10, 2013

By (Signature and Title):                     /s/ Gregory S. Horn

Gregory S. Horn, Principal Financial Officer

Date: June 10, 2013